SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
SIGNIFICANT ACCOUNTING POLICIES
Increase in basis points		1.00%
Pre-tax income	$ 321.9	$ 41.3
China, Yuan Renminbi
SIGNIFICANT ACCOUNTING POLICIES
Net assets		$ (1,727.2)		$ (2,374.8)
Estimated depreciation of renminbi against the U.S. dollar (as a percent)		10.00%		10.00%
Appreciation in pre tax income		$ 22.2	$ 30.5
Estimated appreciation of renminbi against the U.S. dollar (as a percent)		10.00%		10.00%
Depreciation in pre tax income		$ 22.2	$ 30.5